Long-term debt - Schedule of Changes in Debt Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes In Borrowings [Roll Forward]
Beginning balance	$ 110,022	$ 261,851
Drawdowns		292,065
Lease liabilities incurred	398	22,879
Debt repayments	(32,686)	(482,082)
Foreign exchange gains	(4,440)	6,324
Reclass of deferred financing costs to other assets (Note 9)	(5,768)	6,018
Deferred transaction costs incurred	5,768	(649)
Non-cash interest and financing expense	1,840	3,616
Ending balance	75,134	110,022
Current portion of long-term debt	(25,408)	(34,111)
Long-term debt	49,726	75,911
Revolving credit facility
Changes In Borrowings [Roll Forward]
Beginning balance	0	192,287
Drawdowns		250,000
Lease liabilities incurred	0	0
Debt repayments	0	(450,000)
Foreign exchange gains	0	0
Reclass of deferred financing costs to other assets (Note 9)	5,768	6,018
Deferred transaction costs incurred	5,768	0
Non-cash interest and financing expense	0	1,695
Ending balance	0	0
Current portion of long-term debt	0
Long-term debt	0
Equipment loans
Changes In Borrowings [Roll Forward]
Beginning balance	78,515	59,833
Drawdowns		42,065
Lease liabilities incurred	0	0
Debt repayments	(28,797)	(28,445)
Foreign exchange gains	(4,145)	5,054
Reclass of deferred financing costs to other assets (Note 9)	0	0
Deferred transaction costs incurred	0	(649)
Non-cash interest and financing expense	700	657
Ending balance	46,273	78,515
Current portion of long-term debt	(21,117)
Long-term debt	25,156
Lease liabilities
Changes In Borrowings [Roll Forward]
Beginning balance	31,507	9,731
Drawdowns		0
Lease liabilities incurred	398	22,879
Debt repayments	(3,889)	(3,637)
Foreign exchange gains	(295)	1,270
Reclass of deferred financing costs to other assets (Note 9)	0	0
Deferred transaction costs incurred	0	0
Non-cash interest and financing expense	1,140	1,264
Ending balance	28,861	$ 31,507
Current portion of long-term debt	(4,291)
Long-term debt	$ 24,570